COMMITMENTS AND CONTINGENCY - Office Leases Commitment - short term (Details) - Jun. 30, 2023	CNY (¥)	USD ($)
Office Leases Commitment - short term
Total lease payments	¥ 3,137,262	$ 432,649
Office Leases Commitment
Office Leases Commitment - short term
2024	336,527	46,409
Total lease payments	¥ 336,527	$ 46,409